Vanguard Cash Reserves Federal Money Market Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard Cash Reserves Federal Money Market Fund - Admiral Shares	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.10%